Exhibit 99.06

Executive Summary

OBX 2026-NQM15

Overview

Maxwell Diligence Solutions, LLC (“MaxDiligence”) performed certain valuation services (the “Review”) described below on residential mortgage loans acquired by Onslow Bay Financial LLC. The Review was conducted from June 2026 to August 2026.

The Review consisted of 100% of the population of 29 appraisals.

Property Review

APPRAISAL VALUATION REVIEW

Servicer Provider will review the appraisal to determine if the provided appraisal conforms to industry standards.

1.	REVIEW PROCESS.

a.	Loan File Delivery. Client will initiate the review by delivering to Servicer Provider, (i) a data tape in Servicer Provider’s specified format containing the critical information for each Loan File.
b.	Batching. If desires, client can deliver Loans each day which will be placed in batches with batch volume and schedule to be mutually agreed by the Parties.
c.	Guidelines. Servicer Provider will review any Loans pursuant to a specific set of guidelines, overlays, or other criteria (“Guidelines”) agreed to with Client.
d.	Deliverables. Servicer Provider will post respective complete review and findings as described herein (“Deliverables”).
e.

2.	VALUATION REVIEW

a)	“Valuation Review” means that Service will perform an analysis of the provided appraisal as follows:
b)	Comparable Review. Service Provider will review the appraisal to determine if the appraiser selected comps were satisfactory in consideration with the following:
1.	Comparable condition selection
2.	The subject property was bracketed in the value comparison
3.	Comparison proximity
4.	Noted interior condition assessment with subject and comparables

5.	Curb appeal consideration
6.	Exterior influences (parks, golf course, waterfront, freeway)
7.	Aged sales comp comparison
8.	Subject property conforms to the neighbourhood
9.	Reconciled Value
10.	Any applicable notes on review

Attachment B
Item 5: Summary of findings and conclusions of review

Summary of Results

Total Appraisal Valuation completed by Maxwell	29

Summary of Value Variances	Count	Percentage
<-5% to -10% Variance from Original Appraisal	3	10.34%
<0% to -5% Variance from Original Appraisal	5	17.24%
0% Variance to Original Appraisal	21	72.41%
Total Sample	29	100.00%